UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         March 31, 2003

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Pacific Financial Research, Inc.
Address:   9601 Wilshire Blvd., Suite 800
           Beverly Hills, CA 90210

Form 13F File Number: 28-2004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Quinn
Title:  Vice President
Phone:  310-247-3939

Signature, Place, and Date of Signing:
    /s/
    Peter J. Quinn           Beverly Hills, CA             May 15, 2003
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          47

Form 13F Information Table Value Total:   $11238561
                                         (thousands)
List of Other Included Managers:
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner Inc.           COM              00184A105   286858 26414212 SH       SOLE                 24156612           2257600
Altria Group Inc.              COM              02209S103   634757 21186811 SH       SOLE                 18999511           2187300
American Express Company       COM              025816109   553316 16651100 SH       SOLE                 14925600           1725500
Anglo American PLC             COM              03485p102      970    67804 SH       SOLE                    67804
Apartment Investment & Managem COM              03748R101   219562  6018700 SH       SOLE                  5271200            747500
Archstone-Smith Trust          COM              039583109   136514  6216500 SH       SOLE                  5725800            490700
Bear Stearns Companies, Inc.   COM              073902108     2149    32754 SH       SOLE                    32754
CVS Corporation                COM              126650100   215967  9055230 SH       SOLE                  8542430            512800
El Paso Corporation            COM              28336L109   434793 71866539 SH       SOLE                 65566739           6299800
Electronic Data Systems Corpor COM              285661104   831611 47250600 SH       SOLE                 42926400           4324200
Equity Office Properties Trust COM              294741103   133371  5240500 SH       SOLE                  4703700            536800
Equity Residential             COM              29476L107   338516 14063800 SH       SOLE                 13224000            839800
Fannie Mae                     COM              313586109   823430 12600302 SH       SOLE                 11152402           1447900
Freddie Mac                    COM              313400301  1063286 20024225 SH       SOLE                 18099125           1925100
Gillette Co.                   COM              375766102      436    14102 SH       SOLE                    14102
GlaxoSmithKline                COM              37733w105     1602    45520 SH       SOLE                    45520
Golden West Financial Corporat COM              381317106   100127  1392000 SH       SOLE                  1346500             45500
IMS Health Incorporated        COM              449934108   120598  7725660 SH       SOLE                  6978060            747600
Johnson & Johnson              COM              478160104     2106    36400 SH       SOLE                    36400
Kraft Foods Inc. Class A       COM              50075n104   261693  9279900 SH       SOLE                  8476100            803800
Lockheed Martin Corporation    COM              539830109     2687    56500 SH       SOLE                    56500
Mack-Cali Realty Corporation   COM		554489104      121     3900 SH       SOLE                      121
Manpower Inc.                  COM              56418H100    76857  2572200 SH       SOLE                  2565400              6800
Mattel, Inc.                   COM              577081102      858    38125 SH       SOLE                    38125
McDonald's Corporation         COM              580135101   300389 20773800 SH       SOLE                 18898600           1875200
Merck & Co., Inc.              COM              589331107   187786  3428000 SH       SOLE                  3098900            329100
Merrill Lynch and Company, Inc COM              590188108   253705  7166800 SH       SOLE                  6491100            675700
Nike, Inc.  Class B            COM              654106103     1034    20100 SH       SOLE                    20100
Office Depot, Inc.             COM              676220106     2289   193500 SH       SOLE                   193500
Old Republic International Cor COM              680223104   136443  5100672 SH       SOLE                  4714517            386155
PepsiCo, Inc.                  COM              713448108     3296    82400 SH       SOLE                    82400
Pfizer Inc.                    COM              717081103   310766  9973250 SH       SOLE                  9041550            931700
Pitney Bowes Inc.              COM              724479100   186189  5833000 SH       SOLE                  5221600            611400
R.R. Donnelley & Sons Company  COM              257867101    84482  4611463 SH       SOLE                  4210700            400763
Safeway Inc.                   COM              786514208   317778 16787000 SH       SOLE                 14975700           1811300
Sara Lee Corporation           COM              803111103   281659 15062000 SH       SOLE                 13494300           1567700
Staples, Inc.                  COM              855030102   160179  8738598 SH       SOLE                  7907898            830700
Target Corporation             COM              87612e106     1170    40000 SH       SOLE                    40000
Tenet Healthcare Corporation   COM              88033G100   496922 29755800 SH       SOLE                 26856400           2899400
The Interpublic Group of Compa COM              460690100   230475 24782275 SH       SOLE                 22208975           2573300
The Kroger Co.                 COM              501044101   331285 25192800 SH       SOLE                 21938800           3254000
Toys ''R'' Us Inc.             COM              892335100      605    72300 SH       SOLE                    72300
Tyco International Ltd.        COM              902124106   982750 76419135 SH       SOLE                 69368535           7050600
Tyson Foods Inc. Class A       COM              902494103    64225  8287062 SH       SOLE                  7693274            593788
UST Inc.                       COM              902911106   339549 12302500 SH       SOLE                 11160300           1142200
United Technologies Corporatio COM              913017109     2600    45000 SH       SOLE                    45000
Wyeth                          COM              983024100   320801  8482300 SH       SOLE                  7668500            813800